Convertible redeemable preferred shares - Summarized activities (Details) ¥ in Thousands									12 Months Ended
	Jun. 21, 2021 shares	May 31, 2021 shares	Apr. 14, 2021 shares	Feb. 09, 2021 shares	Dec. 30, 2019 shares	May 30, 2019 shares	Aug. 29, 2018 shares	Jan. 05, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 8,287,396		¥ 6,642,966	$ 397,635,061	¥ 5,019,298
Balance, beginning of period (in shares) | shares									428,615,939	428,615,939			355,011,653	355,011,653
Proceeds from Issuance of preferred shares, net of issuance costs											¥ 628,278		¥ 914,612
Proceeds from Issuance of preferred shares, net of issuance costs (in shares) | shares											17,184,963	17,184,963	30,315,739	30,315,739
Issuance of convertible redeemable preferred shares, net of issuance cost									¥ 2,353,083
Issuance of convertible redeemable preferred shares, net of issuance cost (in shares) | shares									71,651,146	71,651,146
Accretion of preferred shares to redemption value									¥ 313,680		¥ 508,321		¥ 378,731
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									(11,015,424)	$ (502,367,778)
Balance, end of period											¥ 8,287,396		6,642,966	$ 397,635,061
Balance, end of period (in shares) | shares											428,615,939	428,615,939
Series A1, A2, A3, B1, B2 and C Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 2,258,548		¥ 2,141,522		¥ 2,028,761
Balance, beginning of period (in shares) | shares									245,789,920	245,789,920	245,789,920	245,789,920	245,789,920	245,789,920
Accretion of preferred shares to redemption value									¥ 55,304		¥ 117,026		¥ 112,761
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									¥ (2,313,852)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									(245,789,920)	(245,789,920)
Balance, end of period											¥ 2,258,548		¥ 2,141,522
Balance, end of period (in shares) | shares											245,789,920	245,789,920	245,789,920	245,789,920
Series D1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 504,843		¥ 470,327		¥ 384,181
Balance, beginning of period (in shares) | shares									23,770,041	23,770,041	23,770,041	23,770,041	20,798,786	20,798,786
Proceeds from Issuance of preferred shares, net of issuance costs													¥ 54,961
Proceeds from Issuance of preferred shares, net of issuance costs (in shares) | shares								23,770,041					2,971,255	2,971,255
Accretion of preferred shares to redemption value									¥ 16,301		¥ 34,516		¥ 31,185
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									¥ (521,144)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									(23,770,041)	(23,770,041)
Balance, end of period											¥ 504,843		¥ 470,327
Balance, end of period (in shares) | shares									0	0	23,770,041	23,770,041	23,770,041	23,770,041
Series E Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 3,305,985		¥ 3,083,603		¥ 2,606,356
Balance, beginning of period (in shares) | shares									99,860,054	99,860,054	97,759,361	97,759,361	88,422,947	88,422,947
Proceeds from Issuance of preferred shares, net of issuance costs									¥ 61,265				¥ 275,364
Proceeds from Issuance of preferred shares, net of issuance costs (in shares) | shares							99,860,054		2,100,693	2,100,693			9,336,414	9,336,414
Accretion of preferred shares to redemption value									¥ 106,462		¥ 222,382		¥ 201,883
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									¥ (3,473,712)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									(99,860,054)	(99,860,054)
Balance, end of period											¥ 3,305,985		¥ 3,083,603
Balance, end of period (in shares) | shares									0	0	99,860,054	99,860,054	97,759,361	97,759,361
Balance, end of period (in shares) | shares											97,759,361	97,759,361
Series E1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 820,552		¥ 763,819
Balance, beginning of period (in shares) | shares									25,195,606	25,195,606	25,195,606	25,195,606
Proceeds from Issuance of preferred shares, net of issuance costs													¥ 730,917
Proceeds from Issuance of preferred shares, net of issuance costs (in shares) | shares						25,195,606							25,195,606	25,195,606
Accretion of preferred shares to redemption value									¥ 26,895		¥ 56,733		¥ 32,902
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									¥ (847,447)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									(25,195,606)	(25,195,606)
Balance, end of period											¥ 820,552		¥ 763,819
Balance, end of period (in shares) | shares									0	0	25,195,606	25,195,606	25,195,606	25,195,606
Series F Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period									¥ 1,397,468		¥ 183,695
Balance, beginning of period (in shares) | shares									36,101,011	36,101,011	5,120,133	5,120,133
Proceeds from Issuance of preferred shares, net of issuance costs											¥ 628,278		¥ 183,695
Proceeds from Issuance of preferred shares, net of issuance costs (in shares) | shares	9,839,072	6,818,048	6,818,048	54,994,026	36,101,011						17,184,963	17,184,963	5,120,133	5,120,133
Proceeds from Series F preferred shares											¥ 507,831
Proceeds from Series F preferred shares (in shares) | shares											13,795,915	13,795,915
Issuance of convertible redeemable preferred shares, net of issuance cost									¥ 2,353,083
Issuance of convertible redeemable preferred shares, net of issuance cost (in shares) | shares									71,651,146	71,651,146
Accretion of preferred shares to redemption value									¥ 108,718		¥ 77,664
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO									¥ (3,859,269)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									(107,752,157)	(107,752,157)
Balance, end of period											¥ 1,397,468		¥ 183,695
Balance, end of period (in shares) | shares									0	0	36,101,011	36,101,011	5,120,133	5,120,133